Investment Property - Summary of Fair Value Measurement of Investment Property (Detail) - Market comparison and cost method [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation techniques	Market comparison and cost method	Market comparison and cost method
Unobservable input	Comparable price: - RMB 156 to RMB 428(US$23 to US$64) per square foot	Comparable price: - RMB 151 to RMB 415 per square foot
Inter-relationship between key unobservable inputs and fair value measurement	The estimated fair value increases with higher comparable price	The estimated fair value increases with higher comparable price